Fixed Assets and Construction in Progress (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Construction in progress	$ 408,812	$ 239,220
Depreciation and amortization expense	$ 71,920	$ 24,084